IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2014
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS

10.	IMPAIRMENT OF LONG-TERM ASSETS

The following table presents the market values and carrying values of one of our vessels that we have determined to have a market value that is less than their carrying value as of December 31, 2014. Based on the estimated future undiscounted cash flows of the vessel which are significantly greater than the respective carrying value, we consider it is unlikely that an impairment loss will be recognized.

(in thousands of $)

Vessel	2014 Market value(1)	2014 Carrying value	Deficit
Golar Arctic	136,000	156,000	20,000

(1) Market values are determined using reference to market comparable values as provided by independent valuators as at December 31, 2014. Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.